UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [X]; Amendment Number: 1
                                               --------------

     This Amendment (Check only one.):   [X] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report: Royal Bank of Canada (Caribbean) Corporation


Name:     Royal Bank of Canada (Caribbean) Corporation
          2nd  Floor,  Building  2
          Chelston Park
          Collymore Rock
          St. Michael
          Barbados


Form 13F File Number: 028-11376
                          -----------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Persons Signing this Report on Behalf of Reporting Manager:


Name:   Arlita Stewart
Title:  Chief Operating Officer
Phone   (246) 467 4334


/s/ Arlita Stewart                  Bidgetown, Barbados     5/11/2007
---------------------------------------------------------------------
        [Signature]                    [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None


     Form 13F File Number                 Name

     28-  -----------------------------   ------------------------------



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                        ----------------------------------------

Form 13F Information Table Entry Total:     91
                                        ----------------------------------------

Form 13F Information Table Value Total:     US $44,782
                                        ----------------------------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  1.     Royal Bank of Canada - 028-11396


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
                                               FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Accenture Ltd. Class A         CL A             G1150G111      155    4200          Defined 1          4200      0    0
Air Products & Chemicals Inc.  COM              009158106      218    3100          Defined 1          3100      0    0
Alcan Aluminium Ltd.           COM              013716105       79    1400          Defined 1          1400      0    0
Altria Group Inc.              COM              02209S103      215    2500          Defined 1          2500      0    0
American Express Co.           COM              025816109      206    3400          Defined 1          3400      0    0
American International Group   COM              026874107      193    2700          Defined 1          2700      0    0
Inc.
Apple Computers Inc.           COM              037833100      277    3265          Defined 1          3265      0    0
AT&T Inc.                      COM              00206R102      265    7400          Defined 1          7400      0    0
Banco Bilbao Vizcaya           SPONSORED ADR    05946K101       10     400          Defined 1           400      0    0
Argentaria S.A ADR
Bank of America Corp.          COM              060505104      731   13700          Defined 1         13700      0    0
Bank of Montreal               COM              063671101      145    2100          Defined 1          2100      0    0
Bank of Nova Scotia            COM              064149107      219    4200          Defined 1          4200      0    0
Barrick Gold Corp.             COM              067901108      100    2800          Defined 1          2800      0    0
Baxter International Inc.      COM              071813109      213    4600          Defined 1          4600      0    0
BHP Billiton Ltd.              SPONSORED ADR    088606108       16     400          Defined 1           400      0    0
Boeing Co.                     COM              097023105      151    1700          Defined 1          1700      0    0
Brookfield Asset Management    CL A LTD VT SH   112585104       39     700          Defined 1           700      0    0
Inc.
Cameco Corp.                   COM              13321L108       42     900          Defined 1           900      0    0
Canadian Imperial Bank of      COM              136069101      138    1400          Defined 1          1400      0    0
Commerce
Canadian National Railway Co.  COM              136375102      165    3300          Defined 1          3300      0    0
Canon Inc. (ADR)               ADR              138006309      204    3600          Defined 1          3600      0    0
Cardinal Health Inc.           COM              14149Y108      322    5000          Defined 1          5000      0    0
Caremark RX Inc.               COM              141705103      491    8600          Defined 1          8600      0    0
Cemex SAB de C.V.              SPON ADR 5 ORD   151290889      152    4500          Defined 1          4500      0    0
Cisco Systems Inc.             COM              17275R102      467   17100          Defined 1         17100      0    0
Citigroup Inc.                 COM              172967101      509    9133          Defined 1          9133      0    0
Coach Inc.                     COM              189754104      189    4400          Defined 1          4400      0    0
Colgate-Palmolive Co.          COM              194162103      222    3400          Defined 1          3400      0    0
Countrywide Financial Corp.    COM              222372104       64    1500          Defined 1          1500      0    0
CP Railway Ltd.                COM              13645T100       74    1200          Defined 1          1200      0    0
CVS Corp.                      COM              126650100      377   12200          Defined 1         12200      0    0
Dean Foods Co.                 COM              242370104      123    2900          Defined 1          2900      0    0
EnCana Corp.                   COM              292505104      405    7550          Defined 1          7550      0    0
Exxon Mobil Corp.              COM              30231G102      467    6100          Defined 1          6100      0    0
Federal Department Stores Inc. COM              31410H101      175    4600          Defined 1          4600      0    0
General Electric Co.           COM              369604103      633   17000          Defined 1         17000      0    0
Groupe Danone SA (ADR)         SPONSORED ADR    399449107       36    1100          Defined 1          1100      0    0
Hewlett-Packard Co.            COM              428236103      292    7100          Defined 1          7100      0    0
HSBC Holdings Plc (ADR)        SPON ADR NEW     404280406       18     200          Defined 1           200      0    0
Hugoton Royalty Trust          UNIT BEN INT     444717102        3     130          Defined 1           130      0    0
International Business         COM              459200101      146    1500          Defined 1          1500      0    0
Machines Corp.
International Game Technology  COM              459902102      273    5900          Defined 1          5900      0    0
IShares MSCI Japan Index       MSCI JAPAN       464286848      185   13000          Defined 1         13000      0    0
J.P. Morgan Chase & Co.        COM              46625H100      580   12000          Defined 1         12000      0    0
Kellogg Co.                    COM              487836108      220    4400          Defined 1          4400      0    0
Lincoln National Corp.         COM              534187109      193    2900          Defined 1          2900      0    0
Manpower Inc.                  COM              56418H100      247    3300          Defined 1          3300      0    0
Manulife Financial Corp.       COM              56501R106      185    4700          Defined 1          4700      0    0
Merrill Lynch & Company Inc.   COM              590188108       74     800          Defined 1           800      0    0
Metlife Inc.                   COM              59156R108      378    6400          Defined 1          6400      0    0
Microsoft Corp.                COM              594918104      218    7300          Defined 1          7300      0    0
Moody's Corp.                  COM              615369105      159    2300          Defined 1          2300      0    0
Motorola Inc.                  COM              620076109      290   14100          Defined 1         14100      0    0
NASDAQ-100                     UNIT SER 1       631100104     4635  107400          Defined 1        107400      0    0
Novo Nordisk A/S (ADR)         ADR              670100205       33     400          Defined 1           400      0    0
Oracle Corp.                   COM              68389X105       98    5700          Defined 1          5700      0    0
Petro-Canada                   COM              71644E102      239    5000          Defined 1          5000      0    0
POSCO                          SPONSORED ADR    693483109       83    1000          Defined 1          1000      0    0
Precision Castparts Corp.      COM              740189105      258    3300          Defined 1          3300      0    0
Procter & Gamble Co.           COM              742718109      238    3700          Defined 1          3700      0    0
PT Telekomunikasi Indonesia    SPONSORED ADR    715684106      137    3000          Defined 1          3000      0    0
Quest Diagnostics Inc.         COM              74834L100      403    7600          Defined 1          7600      0    0
Rockwell Automation Inc.       COM              773903109      177    2900          Defined 1          2900      0    0
Rogers Communications Inc.     CL B             775109200      146    4200          Defined 1          4200      0    0
S & P 500 Depository Receipt   UNIT SER 1       78462F103    22249  157100          Defined 1        157100      0    0
SAP AG (ADR)                   SPONSORED ADR    803054204        5     100          Defined 1           100      0    0
Staples Inc.                   COM              855030102      134    5000          Defined 1          5000      0    0
Starwood Hotel & Resorts       COM              85590A401      413    6600          Defined 1          6600      0    0
Worldwide Inc.
Statoil ASA (ADR)              SPONSORED ADR    85771P102       16     600          Defined 1           600      0    0
Sun Life Financial Services of COM              866796105      123    2500          Defined 1          2500      0    0
Canada
Suncor Energy Inc.             COM              867229106      165    1800          Defined 1          1800      0    0
Syngenta AG (ADR)              SPONSORED ADR    87160A100       26     700          Defined 1           700      0    0
Talisman Energy Inc.           COM              87425E103      456   23045          Defined 1         23045      0    0
Technip SA (ADR)               SPONSORED ADR    878546209       27     400          Defined 1           400      0    0
Teck Cominco Ltd.              CL B             878742204      123    1400          Defined 1          1400      0    0
Texas Instruments Inc.         COM              882508104       35    1200          Defined 1          1200      0    0
Textron Inc.                   COM              883203101      263    2800          Defined 1          2800      0    0
Thomson Corp.                  COM              884903105       92    1900          Defined 1          1900      0    0
Tim Hortons Inc.               COM              88706M103       40    1200          Defined 1          1200      0    0
Toronto-Dominion Bank          COM NEW          891160509      265    3800          Defined 1          3800      0    0
Total SA (ADR)                 SPONSORED ADR    89151E109       43     600          Defined 1           600      0    0
Toyota Motor Corp.             SP ADR REP2COM   892331307       27     200          Defined 1           200      0    0
Trans-Canada Corp.             COM              89353D107       69    1700          Defined 1          1700      0    0
UBS AG                         SHS NEW          H89231338      355    4800          Defined 1          4800      0    0
United Healthcare Corp.        COM              91324P102      317    5900          Defined 1          5900      0    0
United Technologies Corp.      COM              913017109      200    3200          Defined 1          3200      0    0
Valero Energy Corp.            COM              91913Y100      322    6300          Defined 1          6300      0    0
Wells Fargo & Co.              COM              949746101      156    4400          Defined 1          4400      0    0
Western Union Co.              COM              959802109       38    1700          Defined 1          1700      0    0
Windstream Corp.               COM              97381W104      232   16300          Defined 1         16300      0    0
Zimmer Holdings Inc.           COM              98956P102      196    2500          Defined 1          2500      0    0
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